Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Significant Accounting Policies [Line Items]
Federal depository insurance coverage limit	$ 250,000	$ 250,000	$ 250,000
Cash equivalents	0	$ 0	0
Restricted investments maturity		185 days
Offering costs associated with derivative warrant liabilities	0	$ 710,745
Unrecognized tax benefits	0	0	0
Unrecognized tax benefits accrued interest and penalties	$ 0	0	$ 0
IPO [Member]
Significant Accounting Policies [Line Items]
Offering costs associated with derivative warrant liabilities		700,000
Offering costs associated to common stock		18,900,000
Class A Shares [Member]
Significant Accounting Policies [Line Items]
Temporary equity, accretion to redemption value		$ 29,409,254
Class B Shares [Member] | Over-Allotment Option [Member]
Significant Accounting Policies [Line Items]
Common stock shares subject to forfeiture			1,125,000